united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17645 Wright St., Ste. 200, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Rich Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/19

Item 1. Reports to Stockholders.

Equinox MutualHedge Futures Strategy Fund

Class A, Class C, and Class I Shares

Semi-Annual Report

March 31, 2019

1-888-643-3431

WWW.EQUINOXFUNDS.COM

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer to buy shares of the Equinox MutualHedge Futures Strategy Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.equinoxfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Equinox MutualHedge Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2019

The Fund’s performance figures* for the periods ended March 31, 2019, as compared to its benchmarks:

			Annualized
					Since Inception	Since Inception
	Six Months	One Year	Three Year	Five Year	(12/31/09)	(5/24/11)
Equinox MutualHedge Futures Strategy Fund Class A	2.35%	(1.66)%	(1.41)%	3.46%	1.48%	N/A
Equinox MutualHedge Futures Strategy Fund Class A with load	(3.50)%	(7.29)%	(3.32)%	2.23%	0.83%	N/A
Equinox MutualHedge Futures Strategy Fund Class C	2.07%	(2.35)%	(2.17)%	2.70%	0.73%	N/A
Equinox MutualHedge Futures Strategy Fund Class I	2.45%	(1.41)%	(1.20)%	3.72%	N/A	1.26%
Barclay BTOP50 Index	(0.40)%	(0.45)%	(3.46)%	0.72%	0.33%	(0.43)%
S&P 500 Total Return Index	(1.72)%	9.50%	13.51%	10.91%	12.95%	12.61%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Class A and Class C shares are subject to a maximum deferred sales charge of 1.00%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Redemptions within 30 days of purchase are subject to a 1.00% redemption fee. Performance figures for periods greater than one year are annualized. The returns would have been lower had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses. The Fund’s total annual operating expenses are 1.95% for Class A shares, 2.70% for Class C shares, and 1.70% for Class I Shares per the January 28, 2019, prospectus. For performance information current to the most recent month-end, please call toll-free 1-888-643-3431.

The Barclay BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclays CTA Universe. For 2019, there are 20 funds in the BTOP50 Index. Investors cannot invest directly in an index.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

Holdings by Asset Class as of March 31, 2019	% of Net Assets
U.S. Treasury Notes	74.6%
Money Market Funds	3.4%
Other Assets and Liabilities - Net	22.0%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a listing of the Fund’s holdings. Derivative exposure is included in “Other Assets and Liabilities - Net.”

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Principal		Coupon Rate	Maturity Date	Fair Value
	U.S. TREASURY NOTES - 74.6%
$49,000,000	United States Treasury Note* +	1.2500	1/31/2020	$48,527,226
35,000,000	United States Treasury Note	1.5000	10/31/2019	34,808,594
20,000,000	United States Treasury Note	1.5000	4/15/2020	19,817,578
41,500,000	United States Treasury Note* +	1.6250	7/31/2019	41,380,850
41,500,000	United States Treasury Note* +	2.0000	7/31/2020	41,303,847
	TOTAL U.S. TREASURY NOTES (Cost $185,710,776)			185,838,095

Shares
	SHORT-TERM INVESTMENTS - 3.4%
	MONEY MARKET FUNDS - 3.4%
4,222,926	Goldman Sachs Funds PLC - US$ Liquid Reserves Fund - Administration Share Class, 1.92%* +			4,222,926
4,219,791	JPMorgan Liquidity Funds - US Dollar Liquidity Fund - Premier Share Class, 1.94% * +			4,219,791
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,442,717)			8,442,717

	TOTAL INVESTMENTS - 78.0% (Cost $194,153,493)			$194,280,812
	OTHER ASSETS AND LIABILITIES - NET - 22.0%			54,853,627
	TOTAL NET ASSETS - 100.0%			$249,134,439

*	Pledged as collateral for swap agreement.

+	All or a portion of this investment is a holding of MutualHedge Fund Limited CFC.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

TOTAL RETURN SWAPS

						Unrealized
Notional Value at					Maturity	Appreciation/
March 31, 2019	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Date	(Depreciation)
267,633,023	MutualHedge Financial CTA Trading Program Total Return Swap	Deutsche Bank	0.50% of the notional value	Total returns of MutualHedge Financial CTA Trading Program Total Return Swap	1/31/2022	$(1,591,215)

392,464,598	Select CTA Trading Program Total Return Swap+	Deutsche Bank	0.50% of the notional value	Total returns of Select CTA Trading Program Total Return Swap	9/30/2021	6,763,280

39,856,406	Single CTA Program Total Return Swap+	Morgan Stanley	One month USD Libor plus 0.27% of the notional value	Total returns of Single CTA Program Total Return Swap	3/7/2020	265,440
						$5,437,505

+	This investment is a holding of MutualHedge Fund Limited CFC.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

MutualHedge Financial CTA Trading Program Swap Top 50 Holdings ^

FUTURES CONTRACTS
						Percentage of Total
						Return Swap’s
				Notional Value at March	Unrealized Appreciation/	Unrealized
Number of Contracts	Description	Counterparty	Expiration Date	31, 2019	(Depreciation)	Depreciation
Short Contracts
1,196	2 Year Euro-Schatz Future	Deutsche Bank	Jun-19	150,320,316	$(282,599)	17.76%
146	3 Month Euro (EURIBOR)	Deutsche Bank	Mar-20	41,061,615	(17,949)	1.13%
673	5 Year U.S. Treasury Notes Future	Deutsche Bank	Jul-19	77,964,344	(684,161)	43.00%
478	10 Year Australian Treasury Bond Future	Deutsche Bank	Jun-19	368,497,172	(886,916)	55.74%
563	10 Year Canadian Government Bond Future	Deutsche Bank	Jun-19	58,592,785	(1,181,933)	74.28%
245	Euro-BUND Future	Deutsche Bank	Jun-19	45,770,174	(516,927)	32.49%
172	Eurodollar	Deutsche Bank	Mar-20	41,929,796	(65,720)	4.13%

Long Contracts
1,291	2 Year Euro-Schatz Future	Deutsche Bank	Jun-19	162,308,466	154,163	-9.69%
515	2 Year U.S. Treasury Notes Future	Deutsche Bank	Jul-19	109,705,010	205,210	-12.90%
1,350	3 Month Euro (EURIBOR)	Deutsche Bank	Jun-19	380,102,519	48,398	-3.04%
1,050	3 Month Euro (EURIBOR)	Deutsche Bank	Sep-19	295,546,413	78,343	-4.92%
491	3 Month Euro (EURIBOR)	Deutsche Bank	Dec-19	138,143,379	65,625	-4.12%
346	3 Month Euro (EURIBOR)	Deutsche Bank	Mar-20	97,386,156	56,840	-3.57%
218	3 Month Euro (EURIBOR)	Deutsche Bank	Jun-20	61,378,080	48,454	-3.05%
204	3 Month Euro (EURIBOR)	Deutsche Bank	Sep-20	57,454,928	49,521	-3.11%
476	3 Month Sterling	Deutsche Bank	Jun-19	76,863,126	46,097	-2.90%
319	3 Month Sterling	Deutsche Bank	Sep-19	51,567,006	36,239	-2.28%
424	3 Month Sterling	Deutsche Bank	Mar-20	68,425,414	71,498	-4.49%
289	10 Year Italian Bond Future	Deutsche Bank	Jun-19	41,907,581	881,563	-55.40%
367	10 Year U.S. Treasury Notes Future	Deutsche Bank	Jun-19	45,640,193	611,854	-38.45%
569	Euro-BOBL Future	Deutsche Bank	Jun-19	85,058,093	311,368	-19.57%
461	Euro-BUND Future	Deutsche Bank	Jun-19	86,024,408	1,605,093	-100.87%

OPTIONS ON FUTURES
							Percentage of Total
							Return Swap’s
		Number of				Unrealized Appreciation/	Unrealized
Put/Call	Description	Contracts	Expiration	Strike Price	Notional Value	(Depreciation)	Depreciation
Purchased:
Call	2 year US Treasury Notes Option	411	4/26/2019	106.500	87,519,915	$134,872	-8.48%

Written:
Call	2 year US Treasury Notes Option	205	4/26/2019	106.375	43,708,596	(96,337)	6.05%

OPTIONS ON CURRENCY
						Percentage of Total
						Return Swap’s
					Unrealized Appreciation/	Unrealized
Put/Call	Description	Expiration	Strike Price	Notional Value	(Depreciation)	Depreciation
Purchased:
Put	JPY/EUR	May-19	111.400	48,874,923	569,444	-35.79%
Put	JPY/EUR	Jun-19	109.750	48,874,923	$392,623	-24.67%
Put	NOK/EUR	Jul-19	9.150	43,525,010	13,667	-0.86%
Put	USD/AUD	May-19	0.640	43,493,601	—	0.00%
Put	USD/EUR	Apr-19	1.060	62,640,724	—	0.00%
Put	USD/EUR	Apr-19	1.060	42,172,206	—	0.00%
Put	USD/EUR	May-19	1.080	83,153,355	21,672	-1.36%
Put	USD/EUR	Jul-19	1.073	41,356,112	22,593	-1.42%
Put	USD/EUR	Aug-19	1.065	49,375,889	29,896	-1.88%
Put	USD/GBP	Apr-19	1.165	45,696,921	—	0.00%

Written:
Call	JPY/USD	May-19	111.400	48,874,923	(156,795)	9.85%
Call	SEK/USD	Jul-19	10.000	58,712,786	(27,498)	1.73%
Put	JPY/EUR	Jun-19	118.500	43,924,970	(44,374)	2.79%
Put	JPY/EUR	Aug-19	110.500	57,244,211	(8,672)	0.54%
Put	JPY/USD	Jun-19	103.250	73,489,230	(13,121)	0.82%
Put	JPY/USD	Aug-19	99.000	40,797,657	(5,168)	0.32%
Put	JPY/USD	Aug-19	98.000	76,344,961	(3,348)	0.21%
Put	JPY/USD	Sep-19	100.000	146,624,768	(49,038)	3.08%
Put	NOK/EUR	Jul-19	9.150	43,525,010	(13,667)	0.86%
Put	USD/AUD	May-19	0.640	43,493,601	(0)	0.00%
Put	USD/EUR	Apr-19	1.140	158,807,469	(2,373,162)	149.14%
Put	USD/EUR	Apr-19	1.060	126,516,617	—	0.00%
Put	USD/EUR	May-19	1.080	80,874,174	(21,078)	1.32%
Put	USD/EUR	May-19	1.080	54,920,916	(4,801)	0.30%
Put	USD/EUR	Aug-19	1.065	55,141,482	(33,387)	2.10%
Put	USD/GBP	Apr-19	1.165	45,696,921	—	0.00%

AUD - Australian Dollar	EUR - Euro

CAD - Canadian Dollar	JPY - Japanese Yen

CHF - Swiss Franc	SEK - Swedish Krona

USD - U.S. Dollar

This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Select CTA Trading Program Total Return Swap Top 50 Holdings ^

FUTURES CONTRACTS
Short Contracts
						Percentage of
						Total Return
						Swap’s
Number of				Notional Value at March	Unrealized Appreciation/	Unrealized
Contracts	Description	Counterparty	Expiration Date	31, 2019	(Depreciation)	Appreciation
1,188	3 Month Euro (EURIBOR)	Deutsche Bank	Jun-19	334,295,380	$(39,898)	-0.59%
573	3 Month Euro (EURIBOR)	Deutsche Bank	Dec-19	161,166,194	(89,300)	-1.32%
250	3 Month Euro (EURIBOR)	Deutsche Bank	Dec-21	70,256,124	(175,702)	-2.60%
138	3 Month Euro (EURIBOR)	Deutsche Bank	Mar-22	38,827,861	(81,317)	-1.20%
2,581	3 Month Sterling	Deutsche Bank	Jun-19	416,921,141	(231,944)	-3.43%
341	3 Month Sterling	Deutsche Bank	Sep-19	55,013,197	(118,431)	-1.75%
473	3 Month Sterling	Deutsche Bank	Dec-19	76,409,981	(141,037)	-2.09%
407	90 Day Bank Accepted Bill Future	Deutsche Bank	Mar-20	69,726,359	(208,564)	-3.08%
393	EUR/USD	Deutsche Bank	Jun-19	55,499,676	315,105	4.66%
327	Eurodollar	Deutsche Bank	Jun-19	79,622,884	(46,116)	-0.68%
875	Eurodollar	Deutsche Bank	Mar-20	213,768,879	(513,135)	-7.59%
929	Eurodollar	Deutsche Bank	Dec-20	227,306,323	(2,013,219)	-29.77%
201	Eurodollar	Deutsche Bank	Mar-21	49,234,781	(143,164)	-2.12%
143	Nikkei 225 Future	Deutsche Bank	Jun-19	2,910,619,849	(64,166)	-0.95%
1,054	Soybeans Future	Deutsche Bank	Nov-19	48,694,792	1,333,393	19.72%
1,217	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Jun-19	222,971,553	(177,021)	-2.62%

Long Contracts
210	10 Year Australian Treasury Bond Future	Deutsche Bank	Jun-19	162,229,797	343,945	5.09%
81	10 Year Japanese Government Bond Future	Deutsche Bank	Jun-19	111,871,608	234,745	3.47%
917	10 Year U.S. Treasury Notes Future	Deutsche Bank	Jun-19	113,897,471	556,962	8.24%
690	3 Month Euro (EURIBOR)	Deutsche Bank	Mar-20	194,072,294	136,497	2.02%
179	3 Month Euro (EURIBOR)	Deutsche Bank	Jun-20	50,261,078	97,607	1.44%
144	3 Month Euro (EURIBOR)	Deutsche Bank	Dec-20	40,631,104	68,772	1.02%
213	3 Month Euro (EURIBOR)	Deutsche Bank	Mar-21	59,825,154	74,879	1.11%
442	3 Month Euro (EURIBOR)	Deutsche Bank	Jun-21	124,190,205	227,224	3.36%
455	3 Month Euro (EURIBOR)	Deutsche Bank	Sep-21	127,900,441	227,943	3.37%
355	3 Month Euro (EURIBOR)	Deutsche Bank	Sep-22	99,586,137	232,918	3.44%
1,314	3 Month Sterling	Deutsche Bank	Mar-20	212,223,143	439,503	6.50%
768	3 Month Sterling	Deutsche Bank	Jun-20	124,065,187	267,653	3.96%
1,555	3 Month Sterling	Deutsche Bank	Sep-20	251,048,360	727,449	10.76%
657	3 Month Sterling	Deutsche Bank	Dec-20	106,044,383	266,608	3.94%
305	3 Month Sterling	Deutsche Bank	Mar-21	49,242,731	122,313	1.81%
406	3 Year Australian Treasury Bond Future	Deutsche Bank	Jun-19	90,038,452	194,190	2.87%
586	5 Year U.S. Treasury Notes Future	Deutsche Bank	Jun-19	67,876,176	137,518	2.03%
1,354	90 Day Bank Accepted Bill Future	Deutsche Bank	Sep-19	231,450,887	683,051	10.10%
774	90 Day Bank Accepted Bill Future	Deutsche Bank	Dec-19	132,439,980	428,974	6.34%
255	90 Day Bank Accepted Bill Future	Deutsche Bank	Mar-20	43,597,777	18,364	0.27%
445	90 Day Bank Accepted Bill Future	Deutsche Bank	Sep-20	76,132,701	343,187	5.07%
278	90 Day Bank Accepted Bill Future	Deutsche Bank	Dec-20	47,557,140	212,478	3.14%
307	Euro-BOBL Future	Deutsche Bank	Jun-19	45,853,005	148,583	2.20%
453	Euro-BUND Future	Deutsche Bank	Jun-19	84,628,200	463,217	6.85%
2,255	Eurodollar	Deutsche Bank	Dec-19	550,095,498	2,418,467	35.76%
263	Eurodollar	Deutsche Bank	Mar-20	64,234,623	(38,708)	-0.57%
362	Eurodollar	Deutsche Bank	Dec-20	88,467,645	500,406	7.40%
164	Eurodollar	Deutsche Bank	Dec-21	40,230,250	211,102	3.12%
242	Long Gilt	Deutsche Bank	Jun-19	40,771,271	276,475	4.09%
31	Nikkei 225 (JPY) Future	Deutsche Bank	Jun-19	356,005,293	17,963	0.27%
1,235	Soybeans Future	Deutsche Bank	May-19	54,862,583	(1,682,422)	-24.88%
476	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Sep-19	87,329,082	575,779	8.51%
367	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Dec-19	67,280,879	225,130	3.33%
375	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Mar-20	68,864,285	149,740	2.21%

*	Non-Income producing investment.

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Single CTA Program Total Return Swap Top 50 Holdings^

FUTURES CONTRACTS
Short Contracts
						Percentage of
						Total Return
						Swap’s
				Notional Value at March	Unrealized Appreciation/	Unrealized
Number of Contracts	Descripton	Counterparty	Expiration Date	31, 2019	(Depreciation)	Appreciation
19	90-Day Bank Bill Future	Morgan Stanley	Jun-19	13,224,322	$(8,026)	-3.02%
7	90-Day Bank Bill Future	Morgan Stanley	Sep-19	4,878,062	(3,323)	-1.25%
11	90-Day Euro$ Future	Morgan Stanley	Dec-19	2,684,550	(5,950)	-2.24%
19	90-Day Euro$ Future	Morgan Stanley	Mar-20	4,643,600	(25,088)	-9.45%
11	90-Day Euro$ Future	Morgan Stanley	Jun-20	2,691,150	(16,988)	-6.40%
6	90-Day Euro$ Future	Morgan Stanley	Sep-20	1,468,800	(8,050)	-3.03%
4	90-Day Euro$ Future	Morgan Stanley	Sep-21	979,300	(4,113)	-1.55%
4	90-Day Euro$ Future	Morgan Stanley	Sep-21	979,000	(4,400)	-1.66%
9	90-Day Euro$ Future	Morgan Stanley	Mar-22	2,202,188	(7,700)	-2.90%
74	Australian Dollar Future	Morgan Stanley	Jun-19	5,245,120	(11,765)	-4.43%
55	Canadian Dollar Future	Morgan Stanley	Jun-19	4,100,525	20,470	7.71%
63	Corn Future	Morgan Stanley	May-19	1,178,100	24,400	9.19%
51	E-Mini Russell 2000 Index Future	Morgan Stanley	Jun-19	3,927,510	14,775	5.57%
144	Euro FX Future	Morgan Stanley	Jun-19	20,340,900	153,481	57.82%
133	Euro-Schatz Future	Morgan Stanley	Jun-19	16,710,321	(28,913)	-10.89%
21	Gold 100 Oz. Future	Morgan Stanley	Jun-19	2,720,130	35,820	13.49%
41	Silver Future	Morgan Stanley	May-19	3,069,465	116,565	43.91%
29	Soybean Future	Morgan Stanley	May-19	1,289,775	44,250	16.67%
23	Swiss Franc Future	Morgan Stanley	Jun-19	2,909,788	(25,725)	-9.69%
10	U.S. 2 Year Note Future	Morgan Stanley	Jun-19	2,133,125	(10,117)	-3.81%
27	U.S. 5 Year Note Future	Morgan Stanley	Jun-19	3,133,477	(35,391)	-13.33%

Long Contracts
10	3 Month Euro (EURIBOR) Future	Morgan Stanley	Dec-19	2,814,057	4,152	1.56%
19	3 Month Euro (EURIBOR) Future	Morgan Stanley	Mar-20	5,346,175	11,909	4.49%
24	3 Month Euro (EURIBOR) Future	Morgan Stanley	Jun-20	6,751,716	19,835	7.47%
25	3 Month Euro (EURIBOR) Future	Morgan Stanley	Sep-20	7,031,284	23,903	9.00%
26	3 Month Euro (EURIBOR) Future	Morgan Stanley	Dec-20	7,309,983	28,714	10.82%
24	3 Month Euro (EURIBOR) Future	Morgan Stanley	Mar-21	6,744,983	27,410	10.33%
20	3 Month Euro (EURIBOR) Future	Morgan Stanley	Jun-21	5,618,294	23,103	8.70%
18	3 Month Euro (EURIBOR) Future	Morgan Stanley	Sep-21	5,054,192	24,478	9.22%
15	3 Month Euro (EURIBOR) Future	Morgan Stanley	Dec-21	4,209,933	19,077	7.19%
7	3 Month Euro (EURIBOR) Future	Morgan Stanley	Mar-22	1,963,654	4,671	1.76%
6	90-Day Sterling Future	Morgan Stanley	Jun-20	970,865	1,444	0.54%
7	90-Day Sterling Future	Morgan Stanley	Sep-20	1,132,276	1,363	0.51%
7	90-Day Sterling Future	Morgan Stanley	Dec-20	1,131,933	1,616	0.61%
46	Australian 3 Year Bond Future	Morgan Stanley	Jun-19	3,211,768	18,129	6.83%
46	British Pound Future	Morgan Stanley	Jun-19	3,768,838	(46,719)	-17.60%
15	Brent Crude Future	Morgan Stanley	Jun-19	1,006,500	12,190	4.59%
28	Euro STOXX 50 Index Future	Morgan Stanley	Jun-19	1,018,374	3,905	1.47%
14	Euro-BOBL Future	Morgan Stanley	Jun-19	2,091,107	17,439	6.57%
21	Euro-BUND Future	Morgan Stanley	Jun-19	3,921,180	73,033	27.51%
6	Euro-Oat Future	Morgan Stanley	Jun-19	1,095,896	31,612	11.91%
8	Japan 10 Year Bond Future	Morgan Stanley	Jun-19	11,090,613	42,594	16.05%
20	Japanese Yen Future	Morgan Stanley	Jun-19	2,274,875	5,931	2.23%
6	Long Gilt Future	Morgan Stanley	Jun-19	1,012,767	13,487	5.08%
48	Mexican Peso Future	Morgan Stanley	Jun-19	1,223,760	(270)	-0.10%
44	Natural Gas Future	Morgan Stanley	May-19	1,193,280	(13,320)	-5.02%
49	S&P 500 E-Mini Future	Morgan Stanley	Jun-19	6,911,450	70,830	26.68%
15	U.S. 10 Year Note Future	Morgan Stanley	Jun-19	1,867,500	24,508	9.23%
9	U.S. Long Bond Future	Morgan Stanley	Jun-19	1,350,281	30,547	11.51%
6	U.S. Ultra Bond Future	Morgan Stanley	Jun-19	1,010,250	29,250	11.02%

*	Non-Income producing investment.

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2019

ASSETS
Investment securities:
At cost	$194,153,493
At fair value	$194,280,812
Cash	21,656,200
Cash on deposit with broker - swap margin balance	28,522,842
Net unrealized appreciation from swap contracts	5,437,505
Receivable for fund shares sold	97,612
Interest receivable	762,999
Prepaid expenses and other assets	63,622
TOTAL ASSETS	250,821,592

LIABILITIES
Due to broker - swap contract	230,475
Payable for fund shares redeemed	1,070,849
Investment advisory fees payable	307,609
Distribution (12b-1) fees payable	22,561
Trustees fees payable	3,101
Payable to related parties	4,820
Accrued expenses and other liabilities	47,738
TOTAL LIABILITIES	1,687,153
NET ASSETS	$249,134,439

Composition of Net Assets:
Paid in capital	$358,162,627
Accumulated losses	(109,028,188)
NET ASSETS	$249,134,439

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)
March 31, 2019

Net Asset Value Per Share:
Class A Shares:
Net Assets	$29,659,311
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	3,585,315
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)(b)	$8.27
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (c)	$8.77

Class C Shares:
Net Assets	$24,452,820
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	3,105,605
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$7.87

Class I Shares:
Net Assets	$195,022,308
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	23,304,620
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$8.37

(a)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within twelve months of purchase.

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(c)	On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2019

INVESTMENT INCOME
Interest	$2,677,896

EXPENSES
Investment advisory fees	1,744,769
Distribution (12b-1) fees:
Class A	34,919
Class C	127,782
Shareholder services fees	51,178
Administrative services fees	38,904
Printing and postage expenses	17,998
Accounting services fees	38,904
Registration fees	17,717
Audit fees	20,725
Transfer agent fees	17,465
Custodian fees	10,619
Compliance officer fees	14,597
Legal fees	10,271
Trustees fees and expenses	6,848
Insurance expense	3,014
Other expenses	1,685
TOTAL EXPENSES	2,157,395
Plus: Recapture of fees waived/reimbursed by the Advisor	50,230
NET EXPENSES	2,207,625
NET INVESTMENT INCOME	470,271

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss from:
Investment transactions	(35,333)
Swap contracts	(2,769,496)
(2,804,829)

Net change in unrealized appreciation of:
Investments	721,436
Swap contracts	6,876,676
7,598,112
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,793,283
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,263,554

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2019	September 30,
	(Unaudited)	2018
FROM OPERATIONS
Net investment income/(loss)	$470,271	$(2,203,495)
Net realized gain/(loss) from investment transactions and swap contracts	(2,804,829)	16,999,338
Net change in unrealized appreciation/(depreciation) of investments and swap contracts	7,598,112	(14,799,559)
Net increase/(decrease) in net assets resulting from operations	5,263,554	(3,716)

CAPITAL TRANSACTIONS
Proceeds from shares sold:
Class A	6,922,946	9,915,604
Class C	1,112,173	5,164,650
Class I	59,310,121	113,730,453
Redemption fee proceeds:
Class A	1,063	1,639
Class C	1	—
Class I	2,556	3,092
Payments for shares redeemed:
Class A	(9,292,320)	(51,722,003)
Class C	(4,968,032)	(9,462,432)
Class I	(70,846,562)	(63,060,530)
Total increase/(decrease) in Net Assets from Capital Transactions	(17,758,054)	4,570,473

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(12,494,500)	4,566,757

NET ASSETS
Beginning of Period	261,628,939	257,062,182
End of Period *	$249,134,439	$261,628,939

*	Net Assets - End of Year includes distributions in excess of net investment income of $(136,656,956) as of September 30, 2018.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2019	September 30,
	(Unaudited)	2018
SHARE ACTIVITY
Class A:
Shares Sold	873,256	1,172,444
Shares Redeemed	(1,179,461)	(6,247,448)
Net decrease in shares of beneficial interest outstanding	(306,205)	(5,075,004)

Class C:
Shares Sold	148,352	647,886
Shares Redeemed	(660,301)	(1,185,408)
Net decrease in shares of beneficial interest outstanding	(511,949)	(537,522)

Class I:
Shares Sold	7,445,679	13,504,344
Shares Redeemed	(8,923,759)	(7,527,431)
Net increase/(decrease) in shares of beneficial interest outstanding	(1,478,080)	5,976,913

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	March 31, 2019		September 30,		September 30,		September 30,		September 30,		September 30,
	(Unaudited)		2018		2017		2016		2015		2014

Net asset value, beginning of period	$8.08		$8.05		$8.82		$9.57		$9.45		$8.85
Activity from investment operations:
Net investment income/(loss) (1)	0.01		(0.08)		(0.12)		(0.07)		(0.08)		(0.11)
Net realized and unrealized gain/(loss) on investments	0.18		0.11		(0.36)		0.44		1.10		0.73
Total from investment operations	0.19		0.03		(0.48)		0.37		1.02		0.62
Less distributions from:
Net investment income	—		—		(0.11)		(1.11)		(0.86)		—
Net realized gains	—		—		(0.04)		(0.01)		(0.04)		(0.02)
Return of capital	—		—		(0.14)		—		—		—
Total distributions	—		—		(0.29)		(1.12)		(0.90)		(0.02)
Paid-in-Capital From Redemption Fees (6)	0.00		0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$8.27		$8.08		$8.05		$8.82		$9.57		$9.45
Total return (2)	2.35	% (13)	0.37%		(5.67)%		4.48%		11.23%		6.99%
Net assets, at end of period (000s)	$29,659		$31,434		$72,169		$116,245		$121,148		$126,760
Ratios including the income and expenses of MFL-CFC
Ratio of gross expenses to average net assets (7)	1.91	% (12)	1.93%		1.97	% (3)	2.00	% (3)(4)	1.97	% (3)(4)	2.40	% (3)(4)
Ratio of net expenses to average net assets (8)	1.95	% (11)(12)	1.95	% (11)	1.95%		1.88	% (4)	1.87	% (4)	2.19	% (4)
Ratio of net investment income/(loss) to average net assets (9)	0.28	% (12)	(1.01)%		(1.46)%		(0.81	)% (5)	(0.85	)% (5)	(1.24	)% (5)
Portfolio Turnover Rate	0	% (13)	75%		78%		20%		0	% (10)	0	% (10)

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	Does not include the expenses of other exchange traded funds in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the exchange traded funds in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	Ratio of gross expenses to average net assets excluding the expenses of MFL-CFC	1.91	% (12)	1.93%		1.97	% (3)	2.00	% (3)(4)	1.96	% (3)(4)	2.07	% (3)(4)

(8)	Ratio of net expenses to average net assets excluding the expenses of MFL-CFC	1.95	% (11)(12)	1.95	% (11)	1.95%		1.88	% (4)	1.86	% (4)	1.86	% (4)

(9)	Ratio of net investment income/(loss) to average net assets excluding the income and expenses of MFL-CFC	(0.17	)% (12)	(1.29)%		(1.46)%		(0.81	)% (5)	(0.84	)% (5)	(0.90	)% (5)

(10)	Amount represents less than 0.5%.

(11)	Represents the ratio of expenses to average net assets inclusive of the advisor’s recapture of waived/reimbursed fees from prior periods.

(12)	Annualized.

(13)	Not Annualized.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	March 31, 2019		September 30,		September 30,		September 30,		September 30,		September 30,
	(Unaudited)		2018		2017		2016		2015		2014

Net asset value, beginning of period	$7.72		$7.75		$8.50		$9.26		$9.17		$8.65
Activity from investment operations:
Net investment loss (1)	(0.02)		(0.13)		(0.18)		(0.14)		(0.15)		(0.18)
Net realized and unrealized gain/(loss) on investments	0.17		0.10		(0.35)		0.43		1.06		0.72
Total from investment operations	0.15		(0.03)		(0.53)		0.29		0.91		0.54
Less distributions from:
Net investment income	—		—		(0.04)		(1.04)		(0.78)		—
Net realized gains	—		—		(0.04)		(0.01)		(0.04)		(0.02)
Return of capital	—		—		(0.14)		—		—		—
Total distributions	—		—		(0.22)		(1.05)		(0.82)		(0.02)
Paid-in-Capital From Redemption Fees (6)	0.00		0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$7.87		$7.72		$7.75		$8.50		$9.26		$9.17
Total return (2)	2.07	% (13)	(0.39)%		(6.41)%		3.69%		10.35%		6.23%
Net assets, at end of period (000s)	$24,453		$27,921		$32,203		$45,572		$41,990		$37,348
Ratios including the income and expenses of MFL-CFC
Ratio of gross expenses to average net assets (7)	2.66	% (12)	2.68%		2.73	% (3)	2.75	% (3)(4)	2.72	% (3)(4)	3.15	% (3)(4)
Ratio of net expenses to average net assets (8)	2.70	% (11)(12)	2.70	% (11)	2.70%		2.63	% (4)	2.62	% (4)	2.94	% (4)
Ratio of net investment loss to average net assets (9)	(0.47	)% (12)	(1.69)%		(2.21)%		(1.57	)% (5)	(1.61	)% (5)	(2.01	)% (5)
Portfolio Turnover Rate	0	% (13)	75%		78%		20%		0	% (10)	0	% (10)

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	Does not include the expenses of other exchange traded funds in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the exchange traded funds in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	Ratio of gross expenses to average net assets excluding the expenses of MFL-CFC	2.66	% (12)	2.68%		2.73	% (3)	2.75	% (3)(4)	2.71	% (3)(4)	2.82	% (3)(4)

(8)	Ratio of net expenses to average net assets excluding the expenses of MFL-CFC	2.70	% (11)(12)	2.70	% (11)	2.70%		2.63	% (4)	2.61	% (4)	2.61	% (4)

(9)	Ratio of net investment loss to average net assets excluding the income and expenses of MFL-CFC	(0.92	)% (12)	(1.97)%		(2.21)%		(1.57	)% (5)	(1.60	)% (5)	(1.68	)% (5)

(10)	Amount represents less than 0.5%.

(11)	Represents the ratio of expenses to average net assets inclusive of the advisor’s recapture of waived/reimbursed fees from prior periods.

(12)	Annualized.

(13)	Not Annualized.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	March 31, 2019		September 30,		September 30,		September 30,		September 30,		September 30,
	(Unaudited)		2018		2017		2016		2015		2014

Net asset value, beginning of period	$8.16		$8.12		$8.89		$9.64		$9.52		$8.89
Activity from investment operations:
Net investment income/(loss) (1)	0.02		(0.05)		(0.10)		(0.05)		(0.06)		(0.09)
Net realized and unrealized gain/(loss) on investments	0.19		0.09		(0.36)		0.45		1.11		0.74
Total from investment operations	0.21		0.04		(0.46)		0.40		1.05		0.65
Less distributions from:
Net investment income	—		—		(0.13)		(1.14)		(0.89)		—
Net realized gains	—		—		(0.04)		(0.01)		(0.04)		(0.02)
Return of capital	—		—		(0.14)		—		—		—
Total distributions	—		—		(0.31)		(1.15)		(0.93)		(0.02)
Paid-in-Capital From Redemption Fees (6)	0.00		0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$8.37		$8.16		$8.12		$8.89		$9.64		$9.52
Total return (2)	2.45	% (13)	0.49%		(5.37)%		4.73%		11.48%		7.30%
Net assets, at end of period (000s)	$195,022		$202,274		$152,690		$159,985		$121,119		$134,317
Ratios including the income and expenses of MFL-CFC
Ratio of gross expenses to average net assets (7)	1.66	% (12)	1.67%		1.74	% (3)	1.74	% (3)(4)	1.72	% (3)(4)	2.15	% (3)(4)
Ratio of net expenses to average net assets (8)	1.70	% (11)(12)	1.70	% (11)	1.70%		1.63	% (4)	1.62	% (4)	1.94	% (4)
Ratio of net investment income/(loss) to average net assets (9)	0.53	% (12)	(0.62)%		(1.22)%		(0.59	)% (5)	(0.60	)% (5)	(1.01	)% (5)
Portfolio Turnover Rate	0	% (13)	75%		78%		20%		0	% (10)	0	% (10)

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	Does not include the expenses of other exchange traded funds in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the exchange traded funds in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	Ratio of gross expenses to average net assets excluding the expenses of MFL-CFC	1.66	% (12)	1.67%		1.74	% (3)	1.74	% (3)(4)	1.71	% (3)(4)	1.82	% (3)(4)

(8)	Ratio of net expenses to average net assets excluding the expenses of MFL-CFC	1.70	% (11)(12)	1.70	% (11)	1.70%		1.63	% (4)	1.61	% (4)	1.61	% (4)

(9)	Ratio of net investment income/(loss) to average net assets excluding the income and expenses of MFL-CFC	(0.08	)% (12)	(0.90)%		(1.22)%		(0.59	)% (5)	(0.59	)% (5)	(0.67	)% (5)

(10)	Amount represents less than 0.5%.

(11)	Represents the ratio of expenses to average net assets inclusive of the advisor’s recapture of waived/reimbursed fees from prior periods.

(12)	Annualized.

(13)	Not annualized.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
March 31, 2019

1.	ORGANIZATION

The Equinox MutualHedge Futures Strategy Fund (the “Fund”) is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks to achieve capital appreciation in both rising and falling (bull and bear) equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by the S&P 500 Index. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund currently offers Class A, Class C, and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$—	$185,838,095	$—	$185,838,095
Short-term Investments	8,442,717	—	—	8,442,717
Swap Contracts	—	5,437,505	—	5,437,505
Total	$8,442,717	$191,275,600	$—	$199,718,317

There were no transfers in to or out of any level during the current period presented. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

The Fund did not hold any level 3 securities during the period.

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include MutualHedge Fund Limited (“MFL-CFC”), a wholly owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund’s investments in the MFL-CFC is as follows:

			% of the Fund’s
	Inception Date of	MFL-CFC Net Assets at	Total Net Assets at
	MFL-CFC	March 31, 2019	March 31, 2019
MFL-CFC	1/12/2010	$51,493,712	20.7%

For tax purposes, MFL-CFC is an exempted Cayman investment company. MFL-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, MFL-CFC is a CFC and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, MFL-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the consolidated portfolio of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in the part of the Fund’s cash that is held at the broker. The Fund could be unable to recover assets held at the broker, including assets directly traceable to the Fund, in the event of the broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability should be recorded related to uncertain tax positions taken on returns filed for open tax years (2015 – 2017) or expected to be taken on the Fund’s 2018 return. The Fund identifies its major tax jurisdictions as U.S. federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty. Realized gains and losses from the decrease in notional value of the swap are recognized on the trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.

The Fund and its subsidiary maintain short-term investments, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. In order to maintain prudent risk exposure to the counterparty, the advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the advisor may determine. If the advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety. For the six months ended March 31, 2019, the net change in unrealized appreciation on swap contracts was $6,876,676. For the six months ended March 31, 2019, the Fund had a realized loss of $2,769,496 on swap contracts.

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s asset and liability derivatives available for offset under a master netting arrangement along with collateral pledged for these contracts as of March 31, 2019.

Amounts not offset in the Consolidated Statement of Assets and Liabilities

				Gross Amounts Not Offset in the
				Consolidated Statement of Assets &
				Liabilities

		Gross Amounts
		Offset in the
		Consolidated	Net Amount of Assets
	Gross Amounts of	Statement of	Present in the
	Recognized	Assets and	Consolidated Statement	Financial		Cash Collateral
Description	Assets	Liabilities	of Assets and Liabilities	Instruments		Pledged	Total
Swap Contracts	$7,028,720	$1,591,215	$5,437,505	$—	(1)	$—	$—
Total	$7,028,720	$1,591,215	$5,437,505	$—		$—	$—

(1)	No collateral amount is included in the table based on the derivative contracts maintaining an unrealized gain position. Total collateral pledged to broker as of March 31, 2019 was $36,277,992.

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of March 31, 2019:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net unrealized appreciation/(depreciation) from swap contracts

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of March 31, 2019:

Asset Derivatives Investment Fair Value

		Mixed:
	Mixed: Currency,	Commodity,
	Equity, and	Currency, Equity,	Total as of
	Interest Rate	and Interest Rate	March 31, 2019
Swap Contracts	$—	$7,028,720	$7,028,720
	$—	$7,028,720	$7,028,720

Liability Derivatives Investment Fair Value

		Mixed:
	Mixed: Currency,	Commodity,
	Equity, and	Currency, Equity,	Total as of
	Interest Rate	and Interest Rate	March 31, 2019
Swap Contracts	$1,591,215	$—	$1,591,215
	$1,591,215	$—	$1,591,215

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended March 31, 2019:

Derivative Investment Type	Location of Gain on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized loss from swap contracts Net change in unrealized appreciation of swap contracts

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

The following is a summary of the Fund’s realized and unrealized gain/(loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended March 31, 2019:

Net Change in unrealized appreciation on derivatives recognized in the Consolidated Statement of Operations
	Mixed: Currency, Equity, and Interest	Mixed: Commodity, Currency, Equity,	Total for the six months
Derivative Investment Type	Rate	and Interest Rate	ended March 31, 2019
Swap Contract	$2,128,909	$4,747,767	$6,876,676
	$2,128,909	$4,747,767	$6,876,676

Realized loss on derivatives recognized in the Consolidated Statement of Operations
	Mixed: Currency, Equity, and Interest	Mixed: Commodity, Currency, Equity,	Total for the six months
Derivative Investment Type	Rate	and Interest Rate	ended March 31, 2019
Swap Contract	$(1,105,595)	$(1,663,901)	$(2,769,496)
	$(1,105,595)	$(1,663,901)	$(2,769,496)

The notional value of the derivative instruments outstanding as of March 31, 2019 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Equinox Institutional Asset Management, LP serves as the Fund’s Investment Advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 1.45% of the Fund’s average daily net assets. For the six months ended March 31, 2019, the Advisor earned $1,744,769 in advisory fees. As of March 31, 2019, the Fund had a payable for advisory fees of $307,609.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until January 31, 2020, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs (such as interest and dividend expenses on securities sold short), taxes or extraordinary expenses, such as litigation expenses) do not exceed 1.95%, 2.70% and 1.70% per annum of the Fund’s average daily net assets for Class A, Class C, and

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

Class I shares, respectively (the “Expense Limitation”). Prior to August 16, 2016, the Advisor agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs (such as interest and dividend expenses on securities sold short), taxes or extraordinary expenses, such as litigation expenses) did not exceed 1.86%, 2.61% and 1.61% per annum of the Fund’s average daily net assets for Class A, Class C and Class I shares, respectively (the “Expense Limitation”).

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation that was in place at the time of the original expense waiver. If Fund operating expenses attributable to Class A, Class C and Class I shares subsequently exceed the Expense Limitation, the reimbursements shall be suspended. For the six months ended March 31, 2019, the Advisor recaptured $50,230 in previously waived/reimbursed advisory fees.

The following amounts are subject to recapture by the Fund by the following dates:

9/30/2019	$346,508
9/30/2020	$84,615

The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. The following chart identifies the year and amounts that have expired:

9/30/2018	$240,703
9/30/2017	$811,540
9/30/2016	$908,115
9/30/2015	$301,993

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares (“Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and 1.00% of its average daily net assets for Class C shares which is paid to Northern Lights Distributors, LLC (“NLD” or the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the six months ended March 31, 2019, Class A and Class C shares of the Fund paid fees of $34,919 and $127,782, respectively, pursuant to the Plans.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class C shares. During the six months ended March 31, 2019, the Distributor received $33,515 and $25,585 in underwriting commissions for sales of Class A and Class C shares respectively, of which $4,220 and $899 was retained by the principal underwriter or other affiliated broker-dealers for Class A and Class C shares, respectively.

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

During the year ended September 30, 2018, the Fund received notification from Morgan Stanley, a Swap Counterparty, that certain fees within the Quantmetrics MultiStrategy Trading Program Total Return Swap and the Single CTA Program Total Return Swap were calculated incorrectly from December 30, 2015 through August 1, 2018. The excess fees over the period caused the Fund to be undervalued. This resulted in a NAV error which compounded over the period to a maximum amount of $0.05 per share. Morgan Stanley corrected the fee calculations and values of the swaps on August 15, 2018. On September 28, 2018, a receivable was added to the Consolidated Assets and Liabilities of the Fund to account for losses the Fund had taken due to subscription and redemption activity. The losses due to shareholder activity prior amounted to $33,010 which will be reimbursed by Morgan Stanley. On October 2, 2018, the Fund’s Transfer Agent reprocessed subscription and redemption activity.

5.	REDEMPTION FEE

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended March 31, 2019, the Fund received $3,620 in redemption fees.

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2019, were as follows:

Cost for Federal Tax purposes	$199,590,998

Unrealized Appreciation	$7,181,403
Unrealized Depreciation	(1,616,579)
Tax Net Unrealized Appreciation	$5,564,824

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2018 and September 30, 2017 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2018	September 30, 2017
Ordinary Income	$—	$3,783,954
Long-Term Capital Gain	—	1,423,367
Return of Capital	—	4,752,074
	$—	$9,959,395

As of September 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(4,325,483)	$(242,222)	$(109,129,921)	$(594,116)	$(114,291,742)

The difference between book basis and tax basis unrealized depreciation, accumulated net investment loss and accumulated net realized gain (loss) is primarily attributable to the tax treatment of the Fund’s wholly-owned subsidiary and mark-to-market adjustments for open swap contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $4,325,483.

At September 30, 2018, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$48,181	$194,041	$242,222

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses and tax adjustments for swaps, resulted in reclassifications for the Fund for the fiscal year ended September 30, 2018 as follows.

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(4,021,042)	$1,701,433	$2,319,609

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of March 31, 2019, beneficial ownership in excess of 25% is as follows:

Beneficial Owner	% of Outstanding Shares
Raymond James	56%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

9.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission released Final Rule 33-10532 captioned “Disclosure Update and Simplification” which is intended to amend certain disclosure requirements that have become redundant, duplicative, overlapping, outdated or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. The effective date for these amendments is for any reports filed with the commission subsequent to November 5, 2018. Management has evaluated the impacts of these amendments and has determined that the updates are not material to the Fund’s consolidated financial statements. For this reason, the related changes have not been applied to these consolidated financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial issues were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Equinox MutualHedge Futures Strategy Fund
EXPENSE EXAMPLES (Unaudited)
March 31, 2019

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including upfront and deferred sales charges (loads) on purchases of Class A shares and deferred sales charges (loads) on certain redemptions of Class C shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 through March 31, 2019.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending
	Beginning	Account	Expenses Paid	Annualized
Actual	Account Value	Value	During Period*	Expense
	10-1-18	3-31-19	10/1/18 – 3/31/19	Ratio
Class A	$1,000.00	$1,023.50	$9.84	1.95%
Class C	1,000.00	1,020.70	13.60	2.70%
Class I	1,000.00	1,024.50	8.58	1.70%

Hypothetical		Ending
(5% return before	Beginning	Account	Expenses Paid	Annualized
expenses)	Account Value	Value	During Period*	Expense
	10-1-18	3-31-19	10/1/18 – 3/31/19	Ratio
Class A	$1,000.00	$1,015.21	$9.80	1.95%
Class C	1,000.00	1,011.47	13.54	2.70%
Class I	1,000.00	1,016.45	8.55	1.70%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR
Equinox Institutional Asset Management, LP
47 Hulfish St. Suite 510
Princeton, NJ 08542

ADMINISTRATOR
Gemini Fund Services, LLC
17645 Wright Street, Ste. 200
Omaha, NE 68130

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 6/7/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 6/7/19

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer

Date 6/7/19